Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.51%	3.35%
Expected rate of salary increase	2.00%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	4.57%	4.24%
Expected rate of salary increase	6.22%	5.42%